Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property and Equipment, Net [Abstract]
Components of property and equipment
	June 30,	December 31,
	2013	2012	2011
	(unaudited)
Vehicles	$579,291	$548,159	$605,247
Computers and Office Equipment	400,881	191,328	91,098
Equipment	425,036	399,645	440,241
Small Tools	-	-	20,504
Total	1,405,208	1,139,132	1,157,090
Less accumulated depreciation	(855,700)	(771,508)	(818,331)

Property and equipment, net	$549,508	$367,624	$338,759